FORM 13F COVER PAGE


Report for Quarter Ended:  June 30, 2005
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             May 12, 2005
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102    25369  1326840 SH       SOLE                  1326840
Affiliated Managers Grp        COM              008252108    24336   356151 SH       SOLE                   356151
America Service Group          COM              02364L109    18842  1188749 SH       SOLE                  1188749
Andrew Corp.                   COM              034425108    24695  1935344 SH       SOLE                  1935344
Atlantis Plastics Inc.         COM              049156102     4938   643808 SH       SOLE                   643808
Caraustar Industries Inc.      COM              140909102    17424  1659432 SH       SOLE                  1659432
Cascade Corp.                  COM              147195101    28726   664180 SH       SOLE                   664180
Columbia Sportswear            COM              198516106    20118   407751 SH       SOLE                   407751
Darling Intl Inc.              COM              237266101    14335  3822630 SH       SOLE                  3822630
Flowserve Corp.                COM              34354P105    27726   916266 SH       SOLE                   916266
Gainsco Inc.                   COM              363127101      372   235450 SH       SOLE                   235450
IDEX Corp.                     COM              45167R104     5865   151907 SH       SOLE                   151907
Lubrizol Corp.                 COM              549271104    26217   624066 SH       SOLE                   624066
Newfield Exploration           COM              651290108    28320   709943 SH       SOLE                   709943
Newport Corp.                  COM              651824104    25719  1855600 SH       SOLE                  1855600
OGE Energy Corp.               COM              670837103    22360   772647 SH       SOLE                   772647
Pier 1 Imports Inc.            COM              720279108    16039  1130301 SH       SOLE                  1130301
Polaris Industries Inc.        COM              731068102    19881   368172 SH       SOLE                   368172
Quanex Corp.                   COM              747620102    25819   487054 SH       SOLE                   487054
Smithfield Foods Inc.          COM              832248108    25637   940105 SH       SOLE                   940105
Sport-Haley Inc.               COM              848925103      696   234468 SH       SOLE                   234468
Tractor Supply Co.             COM              892356106    24329   495504 SH       SOLE                   495504
Trinity Industries Inc.        COM              896522109    29367   916851 SH       SOLE                   916851
URS Corporation                COM              903236107    31176   834686 SH       SOLE                   834686
Washington Federal Inc.        COM              938824109    24160  1027212 SH       SOLE                  1027212
Federal Home Loan Mtg. Pfd.F   PFD              313400863      211     4850 SH       SOLE                     4850